FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$12,682,350	$16,740,814	$172,656,521	$84,142,437	$77,785,044
Net Assets	$12,682,350	$16,740,814	$172,656,521	$84,142,437	$77,785,044

NET ASSETS, representing:
Accumulation units	$12,682,350	$16,740,814	$172,656,521	$84,142,437	$77,785,044
	$12,682,350	$16,740,814	$172,656,521	$84,142,437	$77,785,044

Units outstanding	4,844,289	2,012,676	4,067,485	4,517,940	5,574,394

Portfolio shares held	1,268,235	1,135,740	1,403,940	1,640,523	1,761,437
Portfolio net asset value per share	$10.00	$14.74	$122.98	$51.29	$44.16
Investment in portfolio shares, at cost	$12,682,349	$11,689,236	$27,186,692	$21,643,944	$21,873,548

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$605,251	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	148,480	205,257	2,037,454	1,027,198	958,194

NET INVESTMENT INCOME (LOSS)	456,771	(205,257)	(2,037,454)	(1,027,198)	(958,194)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	495,353	18,608,097	8,956,256	8,927,146
Net change in unrealized appreciation (depreciation) on investments	—	3,625	20,476,166	3,405,674	858,369

NET GAIN (LOSS) ON INVESTMENTS	—	498,978	39,084,263	12,361,930	9,785,515

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$456,771	$293,721	$37,046,809	$11,334,732	$8,827,321
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$74,730,786	$9,658,550	$15,592,137	$112,600,811	$27,592,943
Net Assets	$74,730,786	$9,658,550	$15,592,137	$112,600,811	$27,592,943

NET ASSETS, representing:
Accumulation units	$74,730,786	$9,658,550	$15,592,137	$112,600,811	$27,592,943
	$74,730,786	$9,658,550	$15,592,137	$112,600,811	$27,592,943

Units outstanding	3,522,236	1,244,681	893,886	4,388,807	3,117,945

Portfolio shares held	1,222,090	1,343,331	349,913	781,245	434,261
Portfolio net asset value per share	$61.15	$7.19	$44.56	$144.13	$63.54
Investment in portfolio shares, at cost	$17,512,779	$5,379,352	$5,274,146	$12,584,135	$5,970,774

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	910,279	118,695	208,662	1,350,479	347,908

NET INVESTMENT INCOME (LOSS)	(910,279)	(118,695)	(208,662)	(1,350,479)	(347,908)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,015,282	440,775	2,164,071	16,778,465	3,583,896
Net change in unrealized appreciation (depreciation) on investments	5,388,580	379,997	(1,325,318)	7,834,943	542,271

NET GAIN (LOSS) ON INVESTMENTS	14,403,862	820,772	838,753	24,613,408	4,126,167

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,493,583	$702,077	$630,091	$23,262,929	$3,778,259
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$85,259,468	$41,909,938	$7,965,662	$931,965
Net Assets	$85,259,468	$41,909,938	$7,965,662	$931,965

NET ASSETS, representing:
Accumulation units	$85,259,468	$41,909,938	$7,965,662	$931,965
	$85,259,468	$41,909,938	$7,965,662	$931,965

Units outstanding	4,694,654	3,282,513	2,261,482	79,884

Portfolio shares held	459,843	662,294	617,015	52,036
Portfolio net asset value per share	$185.41	$63.28	$12.91	$17.91
Investment in portfolio shares, at cost	$6,026,536	$7,758,333	$6,857,476	$875,459

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	993,001	513,131	98,666	12,019

NET INVESTMENT INCOME (LOSS)	(993,001)	(513,131)	(98,666)	(12,019)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	12,033,143	4,204,912	108,775	(7,208)
Net change in unrealized appreciation (depreciation) on investments	9,987,602	(752,706)	(30,924)	71,580

NET GAIN (LOSS) ON INVESTMENTS	22,020,745	3,452,206	77,851	64,372

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$21,027,744	$2,939,075	$(20,815)	$52,353

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$456,771	$(205,257)	$(2,037,454)	$(1,027,198)	$(958,194)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	495,353	18,608,097	8,956,256	8,927,146
Net change in unrealized appreciation (depreciation) on investments	—	3,625	20,476,166	3,405,674	858,369

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	456,771	293,721	37,046,809	11,334,732	8,827,321

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	182	48,087	130,694	62,526	45,060
Annuity payments	(58,544)	(216,372)	(1,093,009)	(1,254,113)	(811,841)
Surrenders, withdrawals and death benefits	(3,410,635)	(2,226,448)	(19,484,397)	(10,505,849)	(11,422,564)
Net transfers between other subaccounts
or fixed rate option	3,657,382	795,869	(487,885)	(60,691)	7,668
Miscellaneous transactions	(344)	1,901	13,074	(1,609)	9,672
Other charges	(1,159)	(2,157)	(12,902)	(9,314)	(8,872)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	186,882	(1,599,120)	(20,934,425)	(11,769,050)	(12,180,877)

TOTAL INCREASE (DECREASE) IN NET ASSETS	643,653	(1,305,399)	16,112,384	(434,318)	(3,353,556)

NET ASSETS
Beginning of period	12,038,697	18,046,213	156,544,137	84,576,755	81,138,600
End of period	$12,682,350	$16,740,814	$172,656,521	$84,142,437	$77,785,044

Beginning units	4,771,164	2,208,185	4,602,861	5,183,428	6,493,919
Units issued	2,125,727	114,034	9,844	46,939	66,913
Units redeemed	(2,052,602)	(309,543)	(545,220)	(712,427)	(986,438)
Ending units	4,844,289	2,012,676	4,067,485	4,517,940	5,574,394
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(910,279)	$(118,695)	$(208,662)	$(1,350,479)	$(347,908)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,015,282	440,775	2,164,071	16,778,465	3,583,896
Net change in unrealized appreciation (depreciation) on investments	5,388,580	379,997	(1,325,318)	7,834,943	542,271

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,493,583	702,077	630,091	23,262,929	3,778,259

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	43,076	8,346	19,194	44,232	17,798
Annuity payments	(728,913)	(83,188)	(93,020)	(2,231,993)	(434,445)
Surrenders, withdrawals and death benefits	(10,287,652)	(1,287,451)	(2,704,999)	(14,273,343)	(3,438,297)
Net transfers between other subaccounts
or fixed rate option	(380,269)	216,896	(370,011)	(1,269,128)	(475,625)
Miscellaneous transactions	(1,988)	(96)	2,062	(1,406)	2,657
Other charges	(4,668)	(987)	(2,101)	(6,296)	(2,109)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(11,360,414)	(1,146,480)	(3,148,875)	(17,737,934)	(4,330,021)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,133,169	(444,403)	(2,518,784)	5,524,995	(551,762)

NET ASSETS
Beginning of period	72,597,617	10,102,953	18,110,921	107,075,816	28,144,705
End of period	$74,730,786	$9,658,550	$15,592,137	$112,600,811	$27,592,943

Beginning units	4,089,850	1,397,215	1,070,846	5,140,111	3,618,460
Units issued	23,760	57,394	20,945	44,889	26,707
Units redeemed	(591,374)	(209,928)	(197,905)	(796,193)	(527,222)
Ending units	3,522,236	1,244,681	893,886	4,388,807	3,117,945
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(993,001)	$(513,131)	$(98,666)	$(12,019)
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	12,033,143	4,204,912	108,775	(7,208)
Net change in unrealized appreciation (depreciation) on investments	9,987,602	(752,706)	(30,924)	71,580

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	21,027,744	2,939,075	(20,815)	52,353

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	680,393	81,820	2,264	6
Annuity payments	(1,198,342)	(463,499)	(90,809)	—
Surrenders, withdrawals and death benefits	(10,289,473)	(3,845,673)	(852,159)	(166,353)
Net transfers between other subaccounts
or fixed rate option	(1,268,604)	(523,727)	147,077	(36,061)
Miscellaneous transactions	22,373	3,496	194	(143)
Other charges	(8,762)	(3,033)	(1,175)	(109)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(12,062,415)	(4,750,616)	(794,608)	(202,660)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,965,329	(1,811,541)	(815,423)	(150,307)

NET ASSETS
Beginning of period	76,294,139	43,721,479	8,781,085	1,082,272
End of period	$85,259,468	$41,909,938	$7,965,662	$931,965

Beginning units	5,432,504	3,666,288	2,488,328	97,775
Units issued	104,765	71,196	103,879	20,624
Units redeemed	(842,615)	(454,971)	(330,725)	(38,515)
Ending units	4,694,654	3,282,513	2,261,482	79,884

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$428,003	$(219,552)	$(1,748,325)	$(988,281)	$(963,755)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	552,085	16,824,561	7,968,044	8,211,086
Net change in unrealized appreciation (depreciation) on investments	—	738,185	24,628,531	5,764,724	3,448,427

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	428,003	1,070,718	39,704,767	12,744,487	10,695,758

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	453	4,922	84,580	230,089	377,065
Annuity payments	(219,311)	(256,429)	(1,777,095)	(1,677,850)	(2,046,855)
Surrenders, withdrawals and death benefits	(2,646,148)	(2,526,017)	(18,399,100)	(9,884,062)	(10,036,105)
Net transfers between other subaccounts
or fixed rate option	1,491,255	539,124	(597,376)	(53,266)	(411,643)
Miscellaneous transactions	856	1,090	(21,808)	(758)	299
Other charges	(1,527)	(2,550)	(17,186)	(11,891)	(10,890)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(1,374,422)	(2,239,860)	(20,727,985)	(11,397,738)	(12,128,129)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(946,419)	(1,169,142)	18,976,782	1,346,749	(1,432,371)

NET ASSETS
Beginning of period	12,985,116	19,215,355	137,567,355	83,230,006	82,570,971
End of period	$12,038,697	$18,046,213	$156,544,137	$84,576,755	$81,138,600

Beginning units	5,334,054	2,492,371	5,296,836	5,944,304	7,539,757
Units issued	2,136,331	86,994	15,072	37,610	63,769
Units redeemed	(2,699,221)	(371,180)	(709,047)	(798,486)	(1,109,607)
Ending units	4,771,164	2,208,185	4,602,861	5,183,428	6,493,919

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(834,784)	$(126,526)	$(228,110)	$(1,218,682)	$(329,359)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,865,076	651,589	1,730,502	12,210,359	3,331,439
Net change in unrealized appreciation (depreciation) on investments	4,057,975	516,038	(1,375,528)	11,386,153	1,608,177

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,088,267	1,041,101	126,864	22,377,830	4,610,257

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	301,596	10,928	27,605	49,324	17,967
Annuity payments	(771,583)	(188,155)	(270,724)	(1,445,093)	(135,359)
Surrenders, withdrawals and death benefits	(6,853,645)	(1,778,667)	(1,913,736)	(10,830,061)	(4,068,540)
Net transfers between other subaccounts
or fixed rate option	(646,524)	(547,360)	(504,761)	(994,806)	(178,684)
Miscellaneous transactions	7,448	325	(27)	(363)	5,508
Other charges	(5,081)	(1,023)	(2,534)	(15,853)	(1,999)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(7,967,789)	(2,503,952)	(2,664,177)	(13,236,852)	(4,361,107)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,120,478	(1,462,851)	(2,537,313)	9,140,978	249,150

NET ASSETS
Beginning of period	71,477,139	11,565,804	20,648,234	97,934,838	27,895,555
End of period	$72,597,617	$10,102,953	$18,110,921	$107,075,816	$28,144,705

Beginning units	4,583,992	1,767,515	1,230,350	5,849,825	4,238,370
Units issued	23,027	17,331	10,868	34,416	42,176
Units redeemed	(517,169)	(387,631)	(170,372)	(744,130)	(662,086)
Ending units	4,089,850	1,397,215	1,070,846	5,140,111	3,618,460

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(801,533)	$(490,494)	$(110,265)	$(10,873)
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	6,031,603	3,059,329	133,778	(44,010)
Net change in unrealized appreciation (depreciation) on investments	22,092,482	2,999,198	317,559	142,383

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	27,322,552	5,568,033	341,072	87,500

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	56,737	39,270	33,101	5
Annuity payments	(427,364)	(171,454)	(142,939)	(1,881)
Surrenders, withdrawals and death benefits	(6,552,896)	(3,284,446)	(1,488,506)	(79,431)
Net transfers between other subaccounts
or fixed rate option	955,716	(116,546)	236,911	101,635
Miscellaneous transactions	5,894	2,349	178	(61)
Other charges	(9,782)	(2,499)	(1,444)	(125)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CONTRACT OWNER TRANSACTIONS	(5,971,695)	(3,533,326)	(1,362,699)	20,142

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,350,857	2,034,707	(1,021,627)	107,642

NET ASSETS
Beginning of period	54,943,282	41,686,772	9,802,712	974,630
End of period	$76,294,139	$43,721,479	$8,781,085	$1,082,272

Beginning units	5,934,579	3,997,876	2,884,949	97,523
Units issued	212,826	56,276	165,790	31,562
Units redeemed	(714,901)	(387,864)	(562,411)	(31,310)
Ending units	5,432,504	3,666,288	2,488,328	97,775

The accompanying notes are an integral part of these financial statements.
A9

NOTES TO FINANCIAL STATEMENTS OF
THE PRUDENTIAL INDIVIDUAL VARIABLE CONTRACT ACCOUNT
December 31, 2024
Note 1:    General

The Prudential Individual Variable Contract Account (the “Account”) was established under the laws of the State of New Jersey on October 12, 1982 as a separate investment account of The Prudential Insurance Company of America (“Prudential”), which is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential. Proceeds from purchases of the Variable Investment Plan® (“VIP”) and the Discovery® Plus (“PDISCO+”) contracts (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Prudential may conduct.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund or the Advanced Series Trust (collectively, the "Portfolios"). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Natural Resources Portfolio (Class I)
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
PSF PGIM Government Income Portfolio (Class I)
AST Cohen & Steers Realty Portfolio

There were no mergers during the period ended December 31, 2024.

New sales of the products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to risks which may be interrelated and include, but are not limited to, the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of multiple subaccounts to invest in its specific corresponding Portfolio. Each subaccount of the Account constitutes a single reportable segment
A10

Note 1:    General (continued)
because its separate financial information is available, regularly evaluated and used by the chief operating decision maker (“CODM”) to measure the segment’s performance, and also to assess the allocation of resources across the segments. The accounting policies of the segments is the same as those described in Note 2: Significant Accounting Policies.

The Account’s CODM is a group of executives that include the chief financial officer, the life company investment committee and the business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statements of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets.

Note 2: Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the specific identification method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Effective for the annual reporting period ended December 31, 2024, the Account adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The adoption of the ASU impacted only the financial statement disclosures and did not affect the Account’s financial position or its results of operations.

Note 3: Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share
A11

Note 3: Fair Value Measurements (continued)

of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2024, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Prudential is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5: Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2024 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$5,434,210	$5,395,810
PSF PGIM Total Return Bond Portfolio (Class I)	934,106	2,738,482
PSF PGIM Jennison Blend Portfolio (Class I)	320,422	23,292,301
PSF PGIM Flexible Managed Portfolio (Class I)	771,608	13,567,855
PSF PGIM 50/50 Balanced Portfolio (Class I)	855,197	13,994,268
PSF PGIM Jennison Value Portfolio (Class I)	448,193	12,718,886
PSF PGIM High Yield Bond Portfolio (Class I)	416,775	1,681,950
PSF Natural Resources Portfolio (Class I)	381,469	3,739,006
PSF Stock Index Portfolio (Class I)	1,011,893	20,100,306
PSF Global Portfolio (Class I)	209,720	4,887,648
PSF PGIM Jennison Growth Portfolio (Class I)	1,661,427	14,716,843
PSF Small-Cap Stock Index Portfolio (Class I)	841,200	6,104,946
PSF PGIM Government Income Portfolio (Class I)	368,858	1,262,131
AST Cohen & Steers Realty Portfolio	243,235	457,914

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements
A12

Note 6:    Related Party Transactions (continued)

with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The subaccounts of the Account indirectly bear the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying Portfolios, and total returns by subaccount is presented below for each of the five periods preceding December 31, 2024.
A13

Note 7:    Financial Highlights (continued)

	At the period ended			For the period ended
	Units Outstanding (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2024	4,844	$2.62	$12,682	4.89%	1.20%	3.76%
December 31, 2023	4,771	$2.52	$12,039	4.75%	1.20%	3.65%
December 31, 2022	5,334	$2.43	$12,985	1.39%	1.20%	0.18%
December 31, 2021	3,900	$2.43	$9,476	0.04%	1.20%	-1.14%
December 31, 2020	5,244	$2.46	$12,889	0.30%	1.20%	-0.88%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2024	2,013	$8.32	$16,741	0.00%	1.20%	1.78%
December 31, 2023	2,208	$8.17	$18,046	0.00%	1.20%	6.00%
December 31, 2022	2,492	$7.71	$19,215	0.00%	1.20%	-15.82%
December 31, 2021	2,863	$9.16	$26,224	0.00%	1.20%	-1.94%
December 31, 2020	3,280	$9.34	$30,631	0.00%	1.20%	7.17%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2024	4,067	$42.45	$172,657	0.00%	1.20%	24.81%
December 31, 2023	4,603	$34.01	$156,544	0.00%	1.20%	30.95%
December 31, 2022	5,297	$25.97	$137,567	0.00%	1.20%	-25.99%
December 31, 2021	5,941	$35.09	$208,457	0.00%	1.20%	18.93%
December 31, 2020	6,682	$29.51	$197,158	0.00%	1.20%	27.47%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2024	4,518	$18.62	$84,142	0.00%	1.20%	14.14%
December 31, 2023	5,183	$16.32	$84,577	0.00%	1.20%	16.53%
December 31, 2022	5,944	$14.00	$83,230	0.00%	1.20%	-15.71%
December 31, 2021	6,612	$16.61	$109,844	0.00%	1.20%	15.97%
December 31, 2020	7,391	$14.32	$105,865	0.00%	1.20%	8.29%

	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2024	5,574	$13.95	$77,785	0.00%	1.20%	11.68%
December 31, 2023	6,494	$12.49	$81,139	0.00%	1.20%	14.09%
December 31, 2022	7,540	$10.95	$82,571	0.00%	1.20%	-15.71%
December 31, 2021	8,629	$12.99	$112,105	0.00%	1.20%	12.03%
December 31, 2020	9,851	$11.60	$114,234	0.00%	1.20%	10.11%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2024	3,522	$21.22	$74,731	0.00%	1.20%	19.53%
December 31, 2023	4,090	$17.75	$72,598	0.00%	1.20%	13.84%
December 31, 2022	4,584	$15.59	$71,477	0.00%	1.20%	-8.98%
December 31, 2021	5,049	$17.13	$86,491	0.00%	1.20%	26.28%
December 31, 2020	5,637	$13.57	$76,474	0.00%	1.20%	2.36%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2024	1,245	$7.76	$9,659	0.00%	1.20%	7.32%
December 31, 2023	1,397	$7.23	$10,103	0.00%	1.20%	10.50%
December 31, 2022	1,768	$6.54	$11,566	0.00%	1.20%	-12.29%
December 31, 2021	2,022	$7.46	$15,085	0.00%	1.20%	6.65%
December 31, 2020	2,200	$7.00	$15,392	0.00%	1.20%	5.83%

A14

Note 7:    Financial Highlights (continued)

	At the period ended			For the period ended
	Units Outstanding (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF Natural Resources Portfolio (Class I)
December 31, 2024	894	$17.44	$15,592	0.00%	1.20%	3.14%
December 31, 2023	1,071	$16.91	$18,111	0.00%	1.20%	0.78%
December 31, 2022	1,230	$16.78	$20,648	0.00%	1.20%	20.60%
December 31, 2021	1,310	$13.92	$18,236	0.00%	1.20%	24.02%
December 31, 2020	1,481	$11.22	$16,617	0.00%	1.20%	10.95%

	PSF Stock Index Portfolio (Class I)
December 31, 2024	4,389	$25.66	$112,601	0.00%	1.20%	23.16%
December 31, 2023	5,140	$20.83	$107,076	0.00%	1.20%	24.43%
December 31, 2022	5,850	$16.74	$97,935	0.00%	1.20%	-19.30%
December 31, 2021	6,432	$20.75	$133,432	0.00%	1.20%	26.76%
December 31, 2020	7,177	$16.37	$117,467	0.00%	1.20%	16.68%

	PSF Global Portfolio (Class I)
December 31, 2024	3,118	$8.85	$27,593	0.00%	1.20%	13.78%
December 31, 2023	3,618	$7.78	$28,145	0.00%	1.20%	18.18%
December 31, 2022	4,238	$6.58	$27,896	0.00%	1.20%	-19.76%
December 31, 2021	4,745	$8.20	$38,923	0.00%	1.20%	16.83%
December 31, 2020	5,288	$7.02	$37,125	0.00%	1.20%	14.46%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2024	4,695	$18.16	$85,259	0.00%	1.20%	29.31%
December 31, 2023	5,433	$14.04	$76,294	0.00%	1.20%	51.69%
December 31, 2022	5,935	$9.26	$54,943	0.00%	1.20%	-38.34%
December 31, 2021	6,827	$15.01	$102,500	0.00%	1.20%	14.63%
December 31, 2020	7,614	$13.10	$99,734	0.00%	1.20%	54.35%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2024	3,283	$12.77	$41,910	0.00%	1.20%	7.06%
December 31, 2023	3,666	$11.93	$43,721	0.00%	1.20%	14.37%
December 31, 2022	3,998	$10.43	$41,687	0.00%	1.20%	-17.36%
December 31, 2021	4,349	$12.62	$54,876	0.00%	1.20%	24.84%
December 31, 2020	4,898	$10.11	$49,506	0.00%	1.20%	9.68%

	PSF PGIM Government Income Portfolio (Class I)
December 31, 2024	2,261	$3.52	$7,966	0.00%	1.20%	-0.19%
December 31, 2023	2,488	$3.53	$8,781	0.00%	1.20%	3.86%
December 31, 2022	2,885	$3.40	$9,803	0.00%	1.20%	-14.48%
December 31, 2021	3,300	$3.97	$13,113	0.00%	1.20%	-4.32%
December 31, 2020	3,880	$4.15	$16,109	0.00%	1.20%	5.89%

	AST Cohen & Steers Realty Portfolio (available February 22, 2021)
December 31, 2024	80	$11.67	$932	0.00%	1.20%	5.40%
December 31, 2023	98	$11.07	$1,082	0.00%	1.20%	10.76%
December 31, 2022	98	$9.99	$975	0.00%	1.20%	-26.25%
December 31, 2021	11	$13.55	$146	0.00%	1.20%	34.51%
December 31, 2020	—	$—	$—	0.00%	0.00%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

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Note 7:    Financial Highlights (continued)

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five periods preceding December 31, 2024 or for the periods indicated within.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Prudential.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges, at an effective annual rate of 0.8% and 0.4%, respectively (for a total of 1.2% per year) are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Prudential. These charges are assessed through a reduction in unit values.

B.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. The range for withdrawal charges is 0% to 8%, plus return of 1% bonus during the period the purchase payment is subject to a withdrawal charge. This charge is assessed through the redemption of units.

C.Annual Maintenance Charge

An annual maintenance charge of $30 will be deducted if and only if the contract portfolio is less than $10,000 on a contract anniversary or at the time of a full withdrawal, including a withdrawal to affect an annuity. This charge is assessed through the redemption of units.

Note 9:    Other

Accumulation units are the contract owner's interest allocated to the variable account during the accumulation period of the contract.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

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Note 9:    Other (continued)
Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A17

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Prudential Insurance Company of America and the Contract Owners of The Prudential Individual Variable Contract Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of The Prudential Individual Variable Contract Account indicated in the table below as of December 31, 2024, the related statements of operations for the period then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of The Prudential Individual Variable Contract Account as of December 31, 2024, the results of each of their operations for the period then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)	PSF Stock Index Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)	PSF Global Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)	AST Cohen & Steers Realty Portfolio

Basis for Opinions

These financial statements are the responsibility of The Prudential Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of The Prudential Individual Variable Contract Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of The Prudential Individual Variable Contract Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 17, 2025

We have served as the auditor of one or more of the subaccounts of The Prudential Individual Variable Contract Account since at least 2012. We have not been able to determine the specific year we began serving as auditor of one or more of the subaccounts of The Prudential Individual Variable Contract Account.
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